Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2024
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Summary of Accumulated Other Comprehensive Income

	Unrealized Foreign Currency Translation Gains (Losses)	Foreign Exchange Gain (Loss) on Net Investment Hedge	Tax Benefit Related to Net Investment Hedge of Long-Term Debt	Accumulated Other Comprehensive Income
December 31, 2022	$579,070	$(424,754)	$5,398	$159,714
Other comprehensive income (loss)	(33,433)	21,195	—	(12,238)
December 31, 2023	545,637	(403,559)	5,398	147,476
Other comprehensive income (loss)	119,821	(69,027)	750	51,544
December 31, 2024	$665,458	$(472,586)	$6,148	$199,020